Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
(in millions)
Column A	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	(1) Charged to Costs and Expenses	(2) Charged to Other Accounts(a)	Deductions(b)	Balance at End of Period
Ameren:
Deducted from assets - allowance for doubtful accounts:
2012	$20	$30	$2	$35	$17
2011	22	41	—	43	20
2010	24	32	—	34	22
Deferred tax valuation allowance:
2012	$1	$1	$—	$—	$2
2011	1	—	—	—	1
2010	—	1	—	—	1

(a)	Uncollectible account reserve associated with receivables purchased by Ameren Illinois from alternative retail electric suppliers as required by the Illinois Public Utility Act.

(b)	Uncollectible accounts charged off, less recoveries.